Property, plant and equipment -impairment (narrative) (Details) - USD ($) $ in Millions	12 Months Ended			168 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	$ 7,057	$ 4,093	$ (315)
Impairment loss	6,401	4,043
Exploration expenses	3,483	1,854	$ 1,405
Exploration and Production Norway [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	1,219	1,119
Exploration And Production USA [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss				$ 16,500
Exploration And Production USA [Member] | Exploration and evaluation assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss				1,300
Exploration And Production USA [Member] | Goodwill [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss				$ 1,200
Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	2,313
Impairment reversals	234
Impairment loss	2,547	2,241
Exploration expenses	680	608
Exploration And Production USA [Member] | Onshore [member] | Price assumptions and change to fair value less cost of disposal valuation [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exploration expenses	743
Exploration And Production USA [Member] | Offshore Gulf of Mexico [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss		292
Impairment loss	305
Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	1,052	$ 178
Exploration and Production International [Member] | North America offshore other areas [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	146
Exploration and Production International [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	$ 1,280